Reserves for unpaid losses and loss adjustment expenses - Claim Development (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other property
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	$ 1,934.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,447.8
All outstanding liabilities before 2010, net of reinsurance	4.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	490.7
Other property | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	136.3	$ 136.7	$ 137.0	$ 138.6	$ 139.3	$ 140.2	$ 145.2	$ 144.5	$ 153.2	$ 156.1
Total IBNR liabilities plus expected development on reported claims	1.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	131.4	130.5	130.6	130.6	130.1	128.0	123.2	115.5	88.7	31.4
Other property | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	131.1	131.0	132.2	132.0	131.3	133.2	141.2	150.3	162.9
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	127.1	126.5	126.8	124.2	121.7	115.7	102.8	79.1	26.6
Other property | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	132.0	132.6	132.7	134.7	139.4	143.8	148.9	162.1
Total IBNR liabilities plus expected development on reported claims	1.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	126.2	125.0	124.2	118.9	115.5	107.4	84.7	20.0
Other property | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	111.4	111.7	112.2	112.5	116.0	126.8	130.0
Total IBNR liabilities plus expected development on reported claims	0.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	106.3	105.8	105.2	101.9	95.4	71.4	27.2
Other property | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	111.3	112.0	114.4	114.1	116.6	113.8
Total IBNR liabilities plus expected development on reported claims	0.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	106.7	105.9	103.7	95.5	68.9	18.8
Other property | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	134.1	134.4	134.4	132.2	139.7
Total IBNR liabilities plus expected development on reported claims	1.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	127.7	123.9	114.3	93.0	30.8
Other property | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	219.1	218.3	213.7	194.9
Total IBNR liabilities plus expected development on reported claims	1.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	197.5	180.6	128.0	31.2
Other property | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	387.9	369.3	332.7
Total IBNR liabilities plus expected development on reported claims	19.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	298.6	222.4	58.2
Other property | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	326.3	270.8
Total IBNR liabilities plus expected development on reported claims	34.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	180.1	54.8
Other property | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	245.0
Total IBNR liabilities plus expected development on reported claims	101.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	46.2
Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	948.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	667.2
All outstanding liabilities before 2010, net of reinsurance	4.5
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	286.0
Property Catastrophe Excess | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	127.3	121.3	120.7	121.4	121.9	122.8	130.2	131.0	131.0	136.1
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	119.1	118.0	117.5	117.5	113.6	111.1	107.6	102.5	90.0	49.8
Property Catastrophe Excess | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117.2	117.2	117.1	117.2	118.0	121.4	142.7	89.7	152.6
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	116.7	116.2	116.1	115.2	114.7	114.4	96.0	54.7	15.9
Property Catastrophe Excess | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.5	45.0	44.8	49.7	49.2	51.1	57.8	145.0
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	46.1	44.0	42.7	40.9	40.0	35.4	25.8	2.8
Property Catastrophe Excess | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	71.4	71.8	72.1	72.9	73.5	76.5	70.3
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	68.9	68.0	66.8	65.5	60.7	48.3	10.9
Property Catastrophe Excess | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	54.8	54.3	54.4	54.3	57.0	55.4
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	51.5	49.1	47.4	41.9	35.8	9.2
Property Catastrophe Excess | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	25.0	25.9	26.9	29.3	27.4
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	22.4	19.9	16.6	9.3	1.8
Property Catastrophe Excess | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	41.2	42.4	47.7	50.4
Total IBNR liabilities plus expected development on reported claims	2.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	37.0	31.7	25.7	10.4
Property Catastrophe Excess | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117.4	123.4	105.4
Total IBNR liabilities plus expected development on reported claims	8.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	86.4	67.4	13.2
Property Catastrophe Excess | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	178.0	160.4
Total IBNR liabilities plus expected development on reported claims	9.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	115.8	2.7
Property Catastrophe Excess | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	169.9
Total IBNR liabilities plus expected development on reported claims	35.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.3
Agriculture
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	299.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	231.1
All outstanding liabilities before 2010, net of reinsurance	0.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	68.1
Agriculture | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	10.7	10.7	10.7	10.7	10.7	10.6	10.7	10.9	10.8	12.8
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.7	10.6	10.6	10.6	10.6	10.6	10.6	10.8	10.6	0.5
Agriculture | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	21.6	21.6	21.6	21.6	21.7	21.7	21.7	21.5	21.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	21.6	21.6	21.6	21.6	21.6	21.6	21.6	21.3	1.0
Agriculture | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.9	47.0	47.0	47.0	45.8	45.9	45.9	41.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	46.9	46.9	46.9	46.9	45.6	45.7	45.4	19.0
Agriculture | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12.8	12.8	12.8	13.0	12.9	10.8	9.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	12.8	12.8	12.8	13.0	12.8	10.6	7.1
Agriculture | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.0	8.9	8.9	8.5	8.2	9.7
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.0	8.9	8.8	8.8	8.1	6.5
Agriculture | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.4	9.4	9.4	9.1	7.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.2	9.2	8.9	7.7	1.5
Agriculture | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.6	29.5	30.5	33.1
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	29.5	29.2	27.8	10.0
Agriculture | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.1	46.8	50.2
Total IBNR liabilities plus expected development on reported claims	(0.4)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	46.1	43.3	9.0
Agriculture | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	41.3	39.1
Total IBNR liabilities plus expected development on reported claims	3.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	35.8	2.6
Agriculture | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	71.8
Total IBNR liabilities plus expected development on reported claims	46.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.5
Global Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,654.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,482.4
All outstanding liabilities before 2010, net of reinsurance	4.8
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	176.9
Global Accident & Health | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	121.7	121.7	121.8	121.9	121.8	121.8	122.1	123.0	125.4	118.4
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	122.0	121.9	121.9	121.9	121.8	121.7	121.4	119.2	102.2	53.1
Global Accident & Health | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	171.5	171.4	171.4	171.6	171.6	171.6	172.3	176.7	161.3
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	171.7	171.6	171.6	171.6	171.5	171.1	166.1	139.2	71.2
Global Accident & Health | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	146.5	146.6	146.7	146.9	147.1	147.8	160.1	163.4
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	146.6	146.6	146.6	146.6	146.5	146.1	136.1	72.2
Global Accident & Health | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	116.8	116.9	117.7	118.3	118.8	123.3	125.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	116.3	116.3	116.8	115.6	114.2	103.7	54.4
Global Accident & Health | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	129.4	129.4	130.3	130.3	131.9	130.8
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	127.0	126.3	126.3	124.6	111.1	59.2
Global Accident & Health | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	143.8	144.2	145.5	148.8	152.7
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	143.1	142.8	141.2	129.8	75.4
Global Accident & Health | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	181.5	183.0	187.1	173.3
Total IBNR liabilities plus expected development on reported claims	2.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	177.9	176.0	164.4	98.2
Global Accident & Health | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	165.9	172.6	176.4
Total IBNR liabilities plus expected development on reported claims	1.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	163.0	150.7	61.5
Global Accident & Health | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	205.5	198.3
Total IBNR liabilities plus expected development on reported claims	13.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	186.1	89.0
Global Accident & Health | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	271.9
Total IBNR liabilities plus expected development on reported claims	89.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	128.7
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	399.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	296.4
All outstanding liabilities before 2010, net of reinsurance	6.2
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	109.2
Aviation & Space | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	41.4	41.6	41.3	41.8	42.0	42.9	44.4	46.9	47.2	42.4
Total IBNR liabilities plus expected development on reported claims	(0.4)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	41.0	40.7	39.6	39.4	38.5	37.5	36.0	31.3	22.0	12.0
Aviation & Space | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.2	35.0	35.7	34.4	34.6	35.8	37.8	42.2	46.8
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	35.5	34.6	34.7	34.0	32.6	31.4	28.5	22.6	10.1
Aviation & Space | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.5	29.5	29.5	28.4	28.2	30.2	34.3	35.6
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.4	28.7	28.2	27.3	24.6	22.6	18.4	7.6
Aviation & Space | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.0	32.9	32.9	31.9	33.3	36.4	40.5
Total IBNR liabilities plus expected development on reported claims	(0.5)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	30.5	29.1	28.4	26.6	24.0	19.8	13.5
Aviation & Space | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.9	35.9	35.8	36.6	39.9	37.3
Total IBNR liabilities plus expected development on reported claims	(3.0)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.8	28.1	26.1	23.5	17.8	8.0
Aviation & Space | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36.5	37.1	38.1	34.0	37.6
Total IBNR liabilities plus expected development on reported claims	(0.9)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	34.9	33.4	27.0	21.0	10.5
Aviation & Space | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.8	33.5	32.5	32.0
Total IBNR liabilities plus expected development on reported claims	2.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	29.1	26.7	19.6	7.8
Aviation & Space | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	44.1	42.8	33.8
Total IBNR liabilities plus expected development on reported claims	1.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	32.5	23.6	9.0
Aviation & Space | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	50.5	47.9
Total IBNR liabilities plus expected development on reported claims	6.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	27.4	14.3
Aviation & Space | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	60.5
Total IBNR liabilities plus expected development on reported claims	39.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.3
Trade credit
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	216.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	174.1
All outstanding liabilities before 2010, net of reinsurance				4.2
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	46.5
Trade credit | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.4	9.6	9.5	9.4	9.4	9.6	9.5	9.3	12.0	13.7
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.3	9.3	9.2	9.1	8.9	8.8	8.4	7.6	5.1	1.7
Trade credit | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	25.4	25.6	25.8	25.8	26.5	26.5	26.7	28.2	28.4
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	25.3	25.3	25.2	25.5	25.2	24.3	23.1	17.1	6.4
Trade credit | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	31.3	31.7	32.0	32.0	32.4	32.2	33.9	33.6
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	31.2	31.3	31.3	31.5	31.1	30.4	26.2	14.4
Trade credit | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27.3	27.0	27.5	26.9	27.1	27.9	28.8
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	24.1	24.0	23.9	23.5	22.3	19.4	11.3
Trade credit | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	20.5	20.6	20.9	23.0	22.2	22.2
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	19.3	19.3	18.8	17.4	13.4	7.7
Trade credit | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17.3	18.1	18.8	19.3	19.7
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.3	16.4	15.4	12.0	4.5
Trade credit | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11.4	12.3	12.9	14.9
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	11.0	10.4	8.8	4.5
Trade credit | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.9	19.8	18.8
Total IBNR liabilities plus expected development on reported claims	2.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	12.6	8.8	3.0
Trade credit | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	24.8	24.6
Total IBNR liabilities plus expected development on reported claims	4.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.2	7.6
Trade credit | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.1
Total IBNR liabilities plus expected development on reported claims	13.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.8
Environmental
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1
All outstanding liabilities before 2010, net of reinsurance				0.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	4.6
Environmental | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0
Environmental | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0
Environmental | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.6
Total IBNR liabilities plus expected development on reported claims	0.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1
Marine
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	270.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	218.8
All outstanding liabilities before 2010, net of reinsurance				0.8
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	52.4
Marine | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.0	30.0	30.2	30.4	31.7	32.1	30.7	31.0	33.3	30.5
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.8	28.7	28.5	27.5	26.7	21.3	19.5	17.1	12.2	5.0
Marine | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32.3	31.6	31.7	31.6	32.2	31.2	30.7	33.0	36.7
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	30.4	29.7	29.3	28.8	28.0	25.2	21.8	14.4	4.4
Marine | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36.2	36.3	36.8	37.9	37.5	36.0	33.4	27.2
Total IBNR liabilities plus expected development on reported claims	1.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	33.8	32.6	31.0	29.1	27.1	24.2	14.8	5.2
Marine | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.1	18.0	18.0	18.2	19.2	20.5	23.2
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	15.1	14.9	14.4	14.0	12.6	9.3	2.9
Marine | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.4	17.8	18.2	19.4	21.4	23.2
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	15.8	15.7	15.0	13.6	10.2	4.1
Marine | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.3	28.4	28.9	31.0	29.3
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.9	25.9	21.5	11.6	4.3
Marine | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.3	28.3	29.1	28.2
Total IBNR liabilities plus expected development on reported claims	0.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	24.2	21.3	17.4	6.8
Marine | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	34.6	34.8	37.2
Total IBNR liabilities plus expected development on reported claims	2.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.1	18.1	7.2
Marine | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	25.4	23.1
Total IBNR liabilities plus expected development on reported claims	3.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.9	5.2
Marine | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.8
Total IBNR liabilities plus expected development on reported claims	6.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.8
Surety
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.1
All outstanding liabilities before 2010, net of reinsurance				1.9
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	4.9
Surety | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.1	0.1	0.3	0.3	0.4	0.4	0.2	0.1	0.1
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.0
Surety | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.4	0.4	0.6	0.6	0.5	0.3
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.1
Surety | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.3	0.3	0.4	0.4	0.6	0.6	0.5
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.2	0.1	0.1	0.1
Surety | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.8	0.9	0.7	0.5	0.7	0.9	1.0
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.6	0.5	0.3	0.2	0.1	0.1
Surety | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.1	1.3	1.1	1.0	1.1	1.2
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1.2	0.9	0.7	0.4	0.2	0.0
Surety | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.7	0.8	1.0	1.2	1.0
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.4	0.3	0.2	0.0
Surety | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.5	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.3	0.0	0.0
Surety | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.6
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0
Surety | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.0	0.9
Total IBNR liabilities plus expected development on reported claims	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0
Surety | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.2
Total IBNR liabilities plus expected development on reported claims	1.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0
Contingency
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	76.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	67.9
All outstanding liabilities before 2010, net of reinsurance				(0.1)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	8.3
Contingency | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.1	4.1	4.1	4.1	4.1	4.2	4.4	4.5	5.9	5.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.1	4.1	4.1	4.1	4.0	3.9	3.5	3.5	3.4	1.9
Contingency | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6.6	6.6	6.6	6.6	6.5	6.5	6.6	7.1	7.7
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	6.5	6.5	6.5	6.5	6.5	6.4	6.4	5.7	2.0
Contingency | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.0	8.1	8.1	8.3	8.5	8.7	8.6	9.6
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.1	8.1	8.1	8.3	8.4	8.5	7.1	5.3
Contingency | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.6	3.6	3.6	3.6	3.6	4.2	5.5
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.3	3.3	3.3	3.3	3.3	3.0	1.8
Contingency | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.7	4.7	4.7	5.2	7.0	4.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.5	4.5	4.5	4.4	3.7	1.6
Contingency | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.9	8.9	9.0	9.6	9.9
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.7	7.8	7.8	7.1	2.8
Contingency | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17.3	17.0	18.0	17.6
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.8	16.0	15.2	11.6
Contingency | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11.2	10.6	9.7
Total IBNR liabilities plus expected development on reported claims	0.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.4	7.0	3.0
Contingency | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.0	9.4
Total IBNR liabilities plus expected development on reported claims	1.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	6.2	1.8
Contingency | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.0
Total IBNR liabilities plus expected development on reported claims	1.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3
Casualty
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	220.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	22.7
All outstanding liabilities before 2010, net of reinsurance				3.9
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	202.0
Casualty | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.6	0.6	0.9	1.1	1.4	1.6	1.5	1.7
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.4	0.4	0.3	0.4	0.2	0.1	0.1	0.0	0.0
Casualty | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.3	0.3	0.4	0.4	0.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.2	0.1	0.1	0.0	0.0
Casualty | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.5	0.5	0.5	0.5	0.4	0.2	0.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.2	0.2	0.1	0.2	0.1	0.0	0.0
Casualty | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.5	0.4	0.4	0.4	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.4	0.4	0.3	0.2	0.1	0.1
Casualty | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.5	0.5	0.5	0.4	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.4	0.4	0.4	0.2	0.1
Casualty | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.5	0.6	0.8	0.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.4	0.4	0.2
Casualty | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.3	0.3	0.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.1	0.1	0.0
Casualty | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12.5	9.7	9.7
Total IBNR liabilities plus expected development on reported claims	7.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1.6	0.6	0.0
Casualty | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	63.5	53.4
Total IBNR liabilities plus expected development on reported claims	41.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.1	2.0
Casualty | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	141.9
Total IBNR liabilities plus expected development on reported claims	116.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.6
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	579.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	545.8
All outstanding liabilities before 2010, net of reinsurance				397.2
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	430.6
Runoff & Other | Accident Year, 2010
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	291.5	287.0	287.7	287.6	286.6	285.1	284.0	283.4	283.2	282.3
Total IBNR liabilities plus expected development on reported claims	5.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	281.3	280.9	280.2	278.3	276.4	272.8	269.6	265.5	263.2	$ 160.1
Runoff & Other | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	223.9	225.0	225.4	225.9	225.0	224.5	223.9	222.8	221.5
Total IBNR liabilities plus expected development on reported claims	2.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	219.3	218.8	218.2	216.7	214.7	213.0	211.2	209.0	$ 206.9
Runoff & Other | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.7	3.9	4.1	4.1	4.2	4.1	4.0	3.6
Total IBNR liabilities plus expected development on reported claims	1.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	2.7	2.5	2.4	2.4	2.2	1.8	1.3	$ 0.3
Runoff & Other | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.2	0.1	0.2	0.2	0.2	1.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.1	0.1	0.1	0.1	0.1	$ 0.7
Runoff & Other | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.4	0.3	0.2	0.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.3	0.2	0.1	0.0	$ 0.0
Runoff & Other | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.0	18.0	17.5	15.7	9.5
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.3	16.6	15.3	10.0	$ 5.2
Runoff & Other | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11.6	11.7	12.1	11.8
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	11.3	11.0	10.1	$ 6.2
Runoff & Other | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.7	0.7	0.6
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.5	$ 0.4
Runoff & Other | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.6	30.3
Total IBNR liabilities plus expected development on reported claims	2.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	12.6	$ 7.9
Runoff & Other | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.3
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	$ 0.0